Average Annual Total Returns - AMG River Road Dividend All Cap Value Fund	Feb. 01, 2021
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.87%
5 Years	9.74%
10 Years	10.36%
Since Inception	7.05%	[1]
Inception Date	Sep. 29, 2017
CLASS N SHARES
Average Annual Return:
1 Year	(2.16%)
5 Years	7.79%
10 Years	8.62%
Since Inception		[1]
CLASS N SHARES | After Taxes on Distributions
Average Annual Return:
1 Year	(2.74%)
5 Years	6.02%
10 Years	6.80%
Since Inception		[1]
CLASS N SHARES | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(0.99%)
5 Years	5.95%
10 Years	6.75%
Since Inception		[1]
CLASS I SHARES
Average Annual Return:
1 Year	(1.88%)
5 Years	8.07%
10 Years	8.89%
Since Inception		[1]
Class Z Shares
Average Annual Return:
1 Year	(1.83%)
5 Years
10 Years
Since Inception	4.86%	[1]
Inception Date	Sep. 29, 2017

[1]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on September 29, 2017.